Leases - Summary of the right-of-use assets by the lessee's underlying asset type (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 768,027	₩ 875,250
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	735,414	836,925
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	21,122	25,993
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,491	12,332
Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,782,396	1,717,665
Acquisition cost | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,687,919	1,621,125
Acquisition cost | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	56,741	57,737
Acquisition cost | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	37,736	38,803
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(1,014,369)	(842,415)
Accumulated depreciation | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(952,505)	(784,200)
Accumulated depreciation | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(35,619)	(31,744)
Accumulated depreciation | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ (26,245)	₩ (26,471)